DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Sep. 30, 2013
DOCUMENT AND ENTITY INFORMATION [Abstract]
Entity Registrant Name	Poage Bankshares, Inc.
Entity Central Index Key	0001511071
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company